Property, plant and equipment, net	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Note 6 – Property, plant and equipment, net

Property, plant and equipment stated at cost less accumulated depreciation consisted of the following:

	December 31,	December 31,
	2016	2015

Building	$11,936,896	$12,776,709
Machinery and Production equipment	2,795,133	2,982,759
Electronic equipment	236,890	251,508
Office equipment	46,988	50,294
Automobiles	212,167	227,094

Subtotal	15,228,074	16,288,364
Accumulated depreciation	(5,958,240)	(5,169,729)

Total	$9,269,834	$11,118,635

Depreciation expense was $1,180,090 and $1,244,154 for the years ended December 31, 2016 and 2015, respectively.